Average Annual Total Returns{- Freedom 2030 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2030 Portfolio	VIP Freedom 2030 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2030 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2030 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2030 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2030 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2030 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2030 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2030 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2030 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0203 Past 1 year	F0203 Past 5 years	F0203 Past 10 years
Total	16.89%	11.58%	9.51%	16.76%	11.48%	9.40%	16.64%	11.31%	9.24%	18.40%	15.22%	13.88%	14.37%	11.28%	9.58%